Pension Plans, Retirement Benefits and Savings Plans (details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Pension Plans [Member]
Defined benefit plan disclosure
Service cost	$ 30	$ 29
Interest cost on benefit obligation	31	30
Expected return on plan assets	(60)	(57)
Net periodic benefit cost, amortization of unrecognized net actuarial loss	18	17
Total non-service cost	(11)	(10)
Net periodic benefit cost	19	19
Pension Plans [Member] | Claims and claim adjustment expenses [Member]
Defined benefit plan disclosure
Service cost	12	12
Total non-service cost	(4)	(4)
Pension Plans [Member] | General and administrative expenses [Member]
Defined benefit plan disclosure
Service cost	18	17
Total non-service cost	(7)	(6)
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Interest cost on benefit obligation	2	2
Net periodic benefit cost, amortization of unrecognized prior service benefit	(1)	(1)
Total non-service cost	1	1
Net periodic benefit cost	1	1
Postretirement Benefit Plans [Member] | General and administrative expenses [Member]
Defined benefit plan disclosure
Total non-service cost	$ 1	$ 1